January 31, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	360 Funds Trust (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission relating to the Crow Point Alternative Income Fund, Crow Point Global Tactical Allocation Fund, EAS Crow Point Alternatives Fund, RVX Emerging Markets Equity Fund, and Midwood Long/Short Equity Fund, each a series portfolio of the Trust, which was filed on Form N-1A with the Commission on January 29, 2020 (Accession No. 0001387131-20-000657).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours

/s/ John H. Lively
John H. Lively